Share based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments
12.
Share-based compensation

Restricted Stock Units (“RSUs”)

On January 31, 2020, Jianping Kong, principal shareholder, chairman and chief executive officer, granted, on behalf of Zhejiang Haowei, a total of 800,000 restricted shares of Zhejiang Haowei to its employees and directors, representing 8% of the equity interest of Zhejiang Haowei then. For these rewards, 33.3% will be vested on December 31, 2022 or one year after Zhejiang Haowei completed the initial public offering, whichever is earlier; 33.3% will be vested on December 31, 2023 or two years after Zhejiang Haowei completed the initial public offering, whichever is earlier; and 33.3% will be vested on December 31, 2024 or three years after Zhejiang Haowei completed the initial public offering, whichever is earlier.

On December 10, 2020, Jianping Kong, on behalf of Zhejiang Haowei, granted a total of 400,000 restricted shares of Zhejiang Haowei to its employees and directors, representing 4% of the equity interest of Zhejiang Haowei then. The restricted shares were fully vested at the grant date.

As part of the reorganization completed in September 2021, upon mutual agreement of Jianping Kong and the equity reward holders, the equity rewards of Zhejiang Haowei described above were replaced with restricted shares of the Company while maintaining the same percentage of equity interest held by each equity reward holder. No incremental fair value was recognized. A total of 9,272,131 restricted ordinary shares of Nano Labs were transferrable by Jianping Kong with the respective terms and vesting schedules unchanged.

On December 10, 2020, Zhejiang Haowei granted a total of 256,411 restricted shares to its employees and directors, representing 2.5% of the total equity interest of Zhejiang Haowei then. The restricted shares were fully vested at the grant date. As part of the reorganization completed in September 2021, the equity rewards granted by Zhejiang Haowei were replaced with restricted shares of the Company while maintaining the same percentage of equity interest held by each equity reward holder. No incremental fair value was recognized. 1,981,225 restricted ordinary shares of Nano Labs previously issued to and held by the original shareholders of Zhejiang Haowei on behalf of the respective equity reward holders were to be transferred with the terms and vesting schedules unchanged.

On November 1, 2021, the Board of the Company approved the establishment of an employee benefit trust for the purpose of holding the Company’s ordinary shares to be transferred to the recipient employees and directors of the incentive share awards. In January 2022, Jianping Kong and other original shareholders of Zhejiang Haowei transferred a total of 11,253,356 ordinary shares held by them on behalf of the respective equity reward holders to the employee benefit trust. All share awards described above will be transferred to recipient employees and directors from the employee benefit trust.

During the years ended December 31, 2020, 2021 and 2022, share-based compensation recognized by the Company related to the RSUs were RMB214,882, RMB19,344 and RMB17,863, respectively. As of December 31, 2021 and 2022, unrecognized compensation cost is RMB35,323 and RMB15,559, respectively, which is expected to be recognized over a weighted average period of 2 years and 1 year, respectively.

The following table summarized the RSUs activity and related information for the year ended December 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2022	6,181,420	0.01
Granted	—	—
Forfeited	162,262	0.01
Vested	2,006,384	0.01
Unvested, December 31, 2022	4,012,774	0.01

Option

On January 1, 2022, the Company granted an employee an option to purchase 500,000 ordinary shares of the Company with an exercise price of US$0.0002 per share. The option granted has a contractual term of 10 years. For the reward, 33.3% will be vested on December 31, 2022 or one year after the Company completed the initial public offering, whichever is earlier; 33.3% will be vested on December 31, 2023 or two years after the Company completed the initial public offering, whichever is earlier; and 33.3% will be vested on December 31, 2024 or three years after the Company completed the initial public offering, whichever is earlier.

The option granted was valued using the binomial model with the assistance of an independent valuation firm using the management’s estimates and assumptions. Significant assumptions used in the valuation are set as below:

January 1, 2022
Spot price on valuation date	US$4.80
Expected volatility	137.01%
Risk-free interest rate	1.51%
Dividend yield	0.00%
Forfeiture rate	0.00%

The following table summarizes the share option activity and related information for the year ended December 31, 2022:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)
Outstanding as of 1/1/2022	—	—	—	—
Granted	500,000	0.001	10.00	30.47
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding as of 12/31/2022	500,000	0.001	9.00	30.47
Vested and exercisable as of December 31, 2022	166,666

During the years ended December 31, 2020, 2021 and 2022, share-based compensation recognized by the Company related to the option were nil, nil and RMB9,329,484, respectively. The outstanding unamortized share-based compensation related to option was RMB5,887,864 (which will be recognized through December 2024) as of December 31, 2022.

2022 Share Incentive Plan

In June 2022, the Company adopted 2022 share incentive plan, or the 2022 Plan, which has become effective upon the completion of initial public offering in July 2022, to motivate, attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the business. Under the 2022 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 10,379,000, which constitutes 10% of the total issued and outstanding shares of the Company on a fully-diluted basis as of the date of adoption.